UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
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Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gotham International Advisors, L.L.C.
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Address:   c/o Gotham Partners Management Co., L.L.C.
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           110 East 42nd Street, 18th Floor
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           New York, New York 10017
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Form 13F File Number:  28-7474
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
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Title:     Senior Managing Member
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Phone:     212-286-0300
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Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             05/13/99
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Gotham International Advisors, L.L.C. shares investment discretion with Mr. David P. Berkowitz and Mr. William A. Ackman with respect to certain securities. Please refer to the Form 13F filing for Mr. Berkowitz for said securities.

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
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     This amendment is being filed to replace the previous 13F-NT filing because the wrong information was attached to this CIK and CCC number.








Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             05/14/99
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